Voya Small Company Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			8.03%	5.73%	7.85%
Performance Inception Date		Dec. 16, 2008
Class ADV | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class ADV | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.81%	6.09%	9.62%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			8.59%	6.26%	8.39%
Performance Inception Date		Dec. 27, 1996
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class I | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.81%	6.09%	9.62%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			8.62%	6.31%	8.42%
Performance Inception Date		Nov. 24, 2015
Class R6 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class R6 | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.81%	6.09%	9.62%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			10.15%	6.36%	8.31%
Performance Inception Date		Nov. 01, 2001
Class S | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.81%	6.09%	9.62%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.